ALLIANCE GROWTH AND INCOME FUND

SEMI-ANNUAL REPORT
APRIL 30, 1997

ALLIANCE CAPITAL



LETTER TO SHAREHOLDERS                          ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

May 22, 1997

Dear Shareholder:

We are pleased to provide you with an update of your Fund's performance and market activity for Alliance Growth and Income Fund for the period ended April 30, 1997.

INVESTMENT PERFORMANCE
The following table shows how your Fund performed in comparison to the performance of the S&P 500 Stock Index and the Lipper Growth & Income Funds Average for the period ended April 30, 1997.

As you can see from the table, your Fund outperformed its growth and income peer group as represented by the Lipper Growth and Income Funds Average over the six and twelve month periods ended April 30, 1997. However, growth and income funds as a class lagged the performance of the S&P 500 Stock Index, as did your Fund. This time frame was characterized by the continued market leadership of very large capitalization growth stocks, such as Coca-cola Corporation, General Electric and Microsoft. Our long-term, valuation-driven stock selection process has led us to underweight these types of stocks as they approach historically high prices in relation to their earnings and revenue potential.

While large cap stocks have continued to appreciate faster than the broader market, we believe that this trend will reverse at some point in the not too distant future. Therefore, we maintain our emphasis on owning stocks with more reasonable valuations, as we are confident that this is the best long-term approach for your Fund.


INVESTMENT RESULTS*
Period Ended April 30, 1997
                                         TOTAL RETURN
                                    6 MONTHS      12 MONTHS
                                   ----------    -----------
ALLIANCE GROWTH AND INCOME FUND
  Class A                            13.29%         20.28%
  Class B                            12.60%         19.16%
  Class C                            12.98%         19.56%

S&P 500 STOCK INDEX                  14.71%         25.12%

LIPPER GROWTH & INCOME
  FUNDS AVERAGE                      10.43%         17.77%


* TOTAL RETURNS ARE BASED ON THE NET ASSET VALUE OF EACH CLASS OF SHARES AS OF APRIL 30, 1997. THE UNMANAGED S&P 500 STOCK INDEX INCLUDES 500 U.S. STOCKS AND IS A COMMON MEASURE OF THE PERFORMANCE OF THE OVERALL U.S. STOCK MARKET. THE UNMANAGED LIPPER GROWTH & INCOME FUNDS AVERAGE REFLECTS THE PERFORMANCE OF 546 FUNDS. THESE FUNDS HAVE GENERALLY SIMILAR INVESTMENT OBJECTIVES TO ALLIANCE GROWTH AND INCOME FUND, THOUGH SOME FUNDS INCLUDED IN THE AVERAGE MAY HAVE SOMEWHAT DIFFERENT INVESTMENT POLICIES.

  ADDITIONAL INVESTMENT RESULTS APPEAR ON PAGE 3.

MARKET ENVIRONMENT
Stocks rose strongly through the first half of the fiscal year, continuing a trend that began at the end of 1994. Volatility of returns increased in late March when the Federal Reserve increased interest rates 0.25%. Such pre-emptive tightening moves by the Fed had not been seen in two years. And these moves raised uncertainty that the growth aspect of the economic cycle had peaked. However, despite this fear, both the economy and corporate profits have remained strong, driving stock prices even higher.

Looking forward, we expect the economy to slow somewhat from its torrid pace, but we do not see signs of imminent recession. In this environment, corporate profits should weaken. Evidence that the economic cycle has slowed slightly will continue to bolster the stock market, but we do not foresee the types of gains that we have seen in the past two and one half years.


1



                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

PORTFOLIO STRATEGY
Your Fund has been consistent in its portfolio characteristics of maintaining a defensive dividend yield and price to earnings ratio, fully invested posture, and high degree of sector and industry diversification. We continue to seek the stocks of companies with primarily secular growth potential combined with reasonable valuation. We have been increasingly led to investments in smaller and medium-sized companies as the aforementioned largest companies have grown expensive. Finally, we continue to rely on Alliance's internal research capabilities in selecting stocks that we expect to deliver superior performance.

Thank you for your continued interest and investment in Alliance Growth and Income Fund. We look forward to reporting to you again on market activity and the Fund's investment results in the future.

Sincerely,


John D. Carifa
Chairman and President


Paul Rissman
Senior Vice President


SHARES OF THE FUND ARE NOT DEPOSITS OR OBLIGATIONS OF, GUARANTEED OR ENDORSED BY, ANY BANK; FURTHER, SUCH SHARES ARE NOT FEDERALLY INSURED BY THE FEDERAL DEPOSIT INSURANCE CORPORATION, THE FEDERAL RESERVE BOARD, OR ANY OTHER AGENCY. SHARES OF THE FUND INVOLVE INVESTMENT RISKS, INCLUDING THE POSSIBLE LOSS OF PRINCIPAL.


2



INVESTMENT OBJECTIVE AND POLICIES               ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

Alliance Growth and Income Fund seeks to provide income and appreciation. The Fund invests principally in a diversified portfolio of dividend-paying common stocks of good quality, and, under certain market conditions, other types of securities, including bonds, convertible bonds and preferred stocks.


INVESTMENT RESULTS
_______________________________________________________________________________

AVERAGE ANNUAL TOTAL RETURNS AS OF APRIL 30, 1997

CLASS A SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    20.28%         15.03%
  Five Years                  14.70%         13.70%
  Ten Years                   12.30%         11.83%

CLASS B SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    19.16%         15.16%
  Five Years                  13.75%         13.75%
  Since Inception*            12.99%         12.99%

CLASS C SHARES
                             WITHOUT         WITH
                          SALES CHARGE   SALES CHARGE
                          ------------   ------------
  One Year                    19.56%         18.56%
  Since Inception*            15.61%         15.61%


The average annual total returns reflect reinvestment of dividends and/or capital gains distributions in additional shares with and without the effect of the 4.25% maximum front-end sales charge for Class A or applicable contingent deferred sales charge for Class B (4% year 1, 3% year 2, 2% year 3, 1% year 4); and for Class C shares (1% year 1). Returns for Class A shares do not reflect the imposition of the 1 year 1% contingent deferred sales charge for accounts over $1,000,000. Total return for Advisor Class shares will differ due to different expenses associated with that class.

Past performance does not guarantee future results. Investment return and principal value will fluctuate so that an investor's shares, when redeemed, may be worth more or less than their original cost.


*  Inception: 2/8/91, Class B; 5/3/93, Class C.


3



TEN LARGEST HOLDINGS
APRIL 30, 1997 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                  VALUE          PERCENT OF NET ASSETS
-------------------------------------------------------------------------------
Merck & Co., Inc.                    $ 40,163,900                3.9%
Chase Manhattan Corp.                  33,715,500                3.3
Campbell Soup Co.                      28,527,750                2.8
Mobil Corp.                            27,300,000                2.6
Dean Witter, Discover & Co.            26,775,000                2.6
Texaco, Inc.                           25,742,000                2.5
Philip Morris Cos., Inc.               25,367,344                2.4
First Union Corp.                      25,200,000                2.4
Schering-Plough Corp.                  20,560,000                2.0
Intel Corp.                            18,558,750                1.8
                                     $271,910,244               26.3%


MAJOR PORTFOLIO CHANGES
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)
_______________________________________________________________________________

                                                 SHARES OR PRINCIPAL
                                     -----------------------------------------
PURCHASES                                BOUGHT               HOLDINGS 4/30/97
-------------------------------------------------------------------------------
3Com Corp., 10.25%, 11/01/01         $15,000,000                $15,000,000
Chase Manhattan Corp.                    364,000                    364,000
Chrysler Corp.                           400,000                    400,000
Cisco Systems, Inc.                      202,300                    202,300
Dean Witter, Discover & Co.              700,000                    700,000
General Mills, Inc.                      295,000                    295,000
Heinz (H.J.) Co.                         375,000                    375,000
Informix Corp.                           608,500                    608,500
Texaco, Inc.                             244,000                    244,000
WorldCom, Inc.                           460,000                    460,000


SALES                                     SOLD                HOLDINGS 4/30/97
-------------------------------------------------------------------------------
Amoco Corp.                              195,000                         -0-
Bristol-Myers Squibb Co.                 135,000                         -0-
Century Telephone Enterprises, Inc.      508,300                         -0-
Exxon Corp.                               82,000                    202,000
Goodyear Tire & Rubber Co.               339,500                         -0-
Nabisco Holdings Corp.                   440,000                         -0-
NationsBank Corp.                        150,500                         -0-
Nokia Corp. (ADR)                        408,700                     52,800
PepsiCo, Inc.                            837,700                         -0-
Pharmacia & Upjohn, Inc.                 527,000                         -0-


4



PORTFOLIO OF INVESTMENTS
APRIL 30, 1997 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------

COMMON & PREFERRED STOCKS-95.3%
CONSUMER PRODUCTS,
  MANUFACTURING & SERVICES-35.5%
AIRLINES-0.6%
UAL Corp. (a)                                    88,000      $ 6,545,000

APPLIANCES-1.1%
Sunbeam Corp., Inc.                             350,000       11,112,500

AUTO & RELATED-1.2%
Chrysler Corp.                                  400,000       12,000,000

BROADCASTING & CABLE-3.4%
Cablevision Systems Corp. 8.50% cv. pfd         595,000       13,164,375
Comcast Corp. Special Cl.A                      210,548        3,329,290
Reuters Holdings Plc Cl.B (ADR) (b)             158,000        9,726,875
TCI Group, Series A                             234,000        3,232,125
Tele-Communications, Inc.-
  Liberty Media Cl.A (a)                        307,750        5,789,547
                                                             ------------
                                                              35,242,212

DRUGS, HEALTHCARE, MEDICAL
  SERVICES & PRODUCTS-10.9%
Amgen, Inc.                                      65,000        3,822,813
Boston Scientific Corp. (a)                     105,000        5,066,250
Centocor, Inc. (a)                              339,500        9,569,656
Columbia/HCA Healthcare Corp.                   426,000       14,910,000
Meditrust                                       240,000        8,760,000
Merck & Co., Inc.                               443,800       40,163,900
PacifiCare Health Systems, Inc. Cl.B (a)        127,000       10,183,812
Schering-Plough Corp.                           257,000       20,560,000
                                                             ------------
                                                             113,036,431

ENTERTAINMENT & LEISURE-2.0%
Time Warner, Inc.                               220,000       $9,900,000
Walt Disney Co.                                 135,000       11,070,000
                                                             ------------
                                                              20,970,000

FOOD, BEVERAGES & TOBACCO-11.3%
Anheuser Busch Cos., Inc.                       220,000        9,432,500
Campbell Soup Co.                               558,000       28,527,750
General Mills, Inc.                             295,000       18,290,000
Heinz (H.J.) Co.                                375,000       15,562,500
Philip Morris Cos., Inc.                        644,250       25,367,344
RJR Nabisco Holdings Corp.                       84,000        2,499,000
RJR Nabisco Holdings Corp.,
  .6017% cv. pfd Series C                     3,000,000       17,625,000
                                                             ------------
                                                             117,304,094

RETAILING-GENERAL-4.3%
CompUSA, Inc. (a)                                47,800          920,150
Dayton Hudson Corp.                             240,000       10,800,000
Office Max, Inc. (a)                            890,000       11,013,750
Reebok International, Ltd.                      230,000        8,797,500
Sears, Roebuck & Co.                            270,000       12,960,000
                                                             ------------
                                                              44,491,400

TRANSPORTATION-0.7%
Xtra Corp.                                      156,000        6,883,500
                                                             ------------
                                                             367,585,137

BASIC INDUSTRIES-18.7%
CHEMICALS-2.6%
Dow Chemical Co.                                190,000       16,126,250
Morton International, Inc.                      242,000       10,133,750
                                                             ------------
                                                              26,260,000

CONTAINERS-0.8%
Crown Cork & Seal, Inc., 4.5% cv. pfd.          165,000        8,435,625


5



PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES            VALUE
-------------------------------------------------------------------------

ELECTRICAL EQUIPMENT-2.3%
Cooper Industries, Inc.                         190,000       $8,740,000
General Electric Co.                            137,900       15,289,662
                                                             ------------
                                                              24,029,662

ENVIRONMENTAL CONTROL-2.1%
United Waste Systems, Inc. (a)                   85,600        2,883,650
USA Waste Services, Inc. (a)                    205,000        6,713,750
WMX Technologies, Inc.                          420,000       12,337,500
                                                             ------------
                                                              21,934,900

OIL & GAS SERVICES-9.5%
Apache Corp.                                    126,000        4,284,000
Baker Hughes, Inc.                               18,100          624,450
BJ Services Co. (a)                             129,100        6,083,837
Enron Corp.                                     205,000        7,713,125
Exxon Corp.                                     202,000       11,438,250
Halliburton Co.                                  82,300        5,812,438
Mobil Corp.                                     210,000       27,300,000
Texaco, Inc.                                    244,000       25,742,000
USX-Marathon Group                              350,000        9,668,750
                                                             ------------
                                                              98,666,850

RAILROADS-1.4%
Canadian Pacific, Ltd. (c)                      165,000        4,021,875
Union Pacific Corp.                             155,000        9,881,250
                                                             ------------
                                                              13,903,125
                                                             ------------
                                                             193,230,162

FINANCIAL SERVICES-18.5%
BANKING & CREDIT-11.4%
American Express Co.                            170,000       11,198,750
Chase Manhattan Corp.                           364,000       33,715,500
Dean Witter, Discover & Co.                     700,000       26,775,000
First Chicago NBD Corp.                         168,300        9,466,875
First Union Corp.                               300,000       25,200,000
MBNA Corp.                                      340,000       11,220,000
                                                             ------------
                                                             117,576,125

BROKERAGE & MONEY
MANAGEMENT-1.0%
Merrill Lynch & Co., Inc.                       107,100       10,201,275

INSURANCE-5.0%
Allstate Corp.                                  246,000       10,639,500
General Reinsurance Corp.                        75,000       12,543,750
ITT Hartford Group, Inc.                        245,500       18,289,750
Travelers Group, Inc.                           193,666       10,724,255
                                                             ------------
                                                              52,197,255

REAL ESTATE-1.1%
Ambassador Apartments, Inc.                       9,000          219,375
American General Hospitality Corp.                8,200          201,925
Arden Realty Group, Inc.                          8,500          211,437
Avalon Properties, Inc.                           6,200          163,525
Bay Apartment Community, Inc.                     7,500          251,250
Beacon Properties Corp.                           8,400          259,350
Brandywine Realty Trust                          11,500          217,062
Crescent Real Estate Equities Co.                12,200          320,250
Developers Diversified Realty                     5,400          199,125
Duke Realty Investments, Inc.                     5,500          202,125
Essex Property Trust                              9,100          266,175
Excel Realty Trust, Inc.                         11,900          288,575
Glenborough Realty Trust, Inc.                   15,200          300,200
Golf Trust of America, Inc. (a)                   2,000           51,000
Highwoods Properties, Inc.                        7,000          217,875
Innkeepers USA Trust                             17,000          238,000
IRT Property Co.                                 14,500          164,938
JP Realty, Inc.                                   8,000          203,000
Kilroy Realty Corp. (a)                           2,000           47,000
Macerich Co.                                      3,500           91,000


6



                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

COMPANY                                          SHARES          VALUE
-------------------------------------------------------------------------

Meridan Industrial Trust, Inc.                   10,100      $   207,050
Pacific Gulf Properties, Inc.                     5,100          107,738
Patriot American Hospitality, Inc.               11,500          247,250
Public Storage, Inc.                              8,000          215,000
Reckson Associates Realty Corp.                  11,000          254,375
Rouse Co.                                         7,000          189,875
Security Capital Industrial Trust               250,800        5,047,350
Simon DeBartolo Group, Inc.                       3,400           97,325
Spieker Properties, Inc.                          6,000          209,250
Starwood Lodging Trust                            8,900          342,650
Storage USA, Inc.                                 7,400          278,425
                                                             ------------
                                                              11,309,475
                                                             ------------
                                                             191,284,130

TECHNOLOGY-13.8%
COMMUNICATIONS EQUIPMENT-2.2%
Nokia Corp. (ADR) (d)                            52,800        3,412,200
Scientific-Atlanta, Inc.                        510,000        8,160,000
WorldCom, Inc. (a)                              460,000       11,011,250
                                                             ------------
                                                              22,583,450

COMPUTER HARDWARE & SERVICES-3.3%
COMPAQ Computer Corp. (a)                       155,000       13,233,125
Electronic Data Systems Corp.                   210,000        7,008,750
International Business Machines Corp.            83,800       13,470,850
                                                             ------------
                                                              33,712,725

COMPUTER PERIPHERALS-0.5%
Seagate Technology, Inc. (a)                    110,000        5,046,250

COMPUTER SOFTWARE-1.4%
Cisco Systems, Inc. (a)                         202,300      $10,481,669
Informix Corp. (a)                              608,500        4,430,640
                                                             ------------
                                                              14,912,309

MACHINERY-0.6%
Applied Materials, Inc. (a)                     110,000        6,029,375

SEMI-CONDUCTORS & RELATED-4.7%
Atmel Corp. (a)                                 300,900        7,428,469
Intel Corp.                                     121,200       18,558,750
Micron Technology, Inc.                         145,000        5,111,250
National Semiconductor Corp. (a)                715,763       17,894,075
                                                             ------------
                                                              48,992,544

TELECOMMUNICATIONS-0.6%
Deutsche Telekom AG (ADR) (a)(e)                273,000        5,869,500

MISCELLANEOUS-0.5%
Solectron Corp. (a)                              99,000        5,680,125
                                                             ------------
                                                             142,826,278

PUBLIC UTILITIES-6.9%
ELECTRIC-1.9%
Allegheny Power System, Inc.                    350,000        9,187,500
FPL Group, Inc.                                 246,000       10,977,750
                                                             ------------
                                                              20,165,250

ELECTRIC & GAS-2.4%
CINergy Corp.                                   330,000       10,972,500
CMS Energy Corp.                                135,000        4,286,250
Illinova Corp.                                  195,000        4,387,500
NIPSCO Industries, Inc.                         124,000        4,898,000
                                                             ------------
                                                              24,544,250

TELEPHONE-2.6%
AT&T Corp.                                      425,500       14,254,250
Teleport Communications
  Group, Inc. Cl.A (a)                          439,000       12,566,375
                                                             ------------
                                                              26,820,625
                                                             ------------
                                                              71,530,125


7



PORTFOLIO OF INVESTMENTS (CONTINUED)            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                              SHARES OR
                                              PRINCIPAL
                                               AMOUNT
COMPANY                                         (000)            VALUE
-------------------------------------------------------------------------

DIVERSIFIED-1.9%
Tyco International, Ltd.                        170,000      $10,370,000
Whitman Corp.                                   430,000        9,943,750
                                                             ------------
                                                              20,313,750

Total Common & Preferred Stocks
  (cost $872,189,957)                                        986,769,582

CONVERTIBLE BONDS-2.6%
3Com Corp.
  10.25%, 11/01/01 (f)                          $15,000       16,950,000
Federated Department Stores, Inc.
  5.00%, 10/01/03                                 8,000        9,240,000
Total Convertible Bonds
  (cost $28,615,010)                                          26,190,000

SHORT-TERM DEBT SECURITIES-1.7%
Federal National Mortgage Assn.
  5.36%, 5/09/97                                $11,000      $10,986,898
Prudential Funding
  5.40%, 5/01/97                                  3,172        3,172,000
  5.50%, 5/05/97                                  3,523        3,520,847
Total Short-Term Debt Securities
  (amortized cost $17,679,745)                                17,679,745

TOTAL INVESTMENTS-99.6%
  (cost $918,484,712)                                      1,030,639,327
Other assets less liabilities-0.4%                             4,646,686

NET ASSETS-100%                                           $1,035,286,013


(a)  Non-income producing security.

(b)  Country of origin--United Kingdom.

(c)  Canadian holding.

(d)  Country of origin--Finland.

(e)  Country of origin--Germany.

(f) Security is exempt from registration under Rule 144A of the Securities Act of 1933. This security may be resold in transactions exempt from registration, normally to qualified institutional buyers. At April 30, 1997, this security amounted to $16,950,000 or 1.64% of net assets.

     Glossary:
     ADR - American depository receipt

     See notes to financial statements.


8



STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 1997 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

ASSETS
  Investments in securities, at value (cost $918,484,712)       $1,030,639,327
  Cash                                                                 933,920
  Receivable for capital stock sold                                  2,587,760
  Dividends and interest receivable                                  2,530,238
  Other assets                                                          35,150
  Total assets                                                   1,036,726,395

LIABILITIES
  Distribution fee payable                                             421,181
  Advisory fee payable                                                 405,175
  Payable for capital stock redeemed                                   330,450
  Payable for investment securities purchased                            7,334
  Accrued expenses and other liabilities                               276,242
  Total liabilities                                                  1,440,382

NET ASSETS                                                      $1,035,286,013

COMPOSITION OF NET ASSETS
  Capital stock, at par                                         $    3,477,427
  Additional paid-in capital                                       820,863,590
  Undistributed net investment income                                  338,392
  Accumulated net realized gain on investments                      98,459,186
  Net unrealized appreciation of investments and
    other assets less liabilities                                  112,147,418
                                                                $1,035,286,013

CALCULATION OF MAXIMUM OFFERING PRICE
  CLASS A SHARES
  Net asset value and redemption price per share ($628,306,295 /
    210,488,894 shares of capital stock issued and outstanding)          $2.98
  Sales charge--4.25% of public offering price                             .13
  Maximum offering price                                                 $3.11

  CLASS B SHARES
  Net asset value and offering price per share ($326,162,735 /
    110,016,338 shares of capital stock issued and outstanding)          $2.96

  CLASS C SHARES
  Net asset value and offering price per share ($78,967,031 /
    26,616,213 shares of capital stock issued and outstanding)           $2.97

  ADVISOR CLASS SHARES
  Net asset value, redemption and offering price per share
    ($1,849,952 / 621,234 shares of capital stock issued
     and outstanding)                                                    $2.98

See notes to financial statements.


9



STATEMENT OF OPERATIONS
SIX MONTHS ENDED APRIL 30, 1997 (UNAUDITED)     ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

INVESTMENT INCOME
  Dividends (net of foreign taxes
    withheld of $48,085)                      $ 11,152,447
  Interest                                       1,602,510        $ 12,754,957

EXPENSES
  Advisory fee                                   2,376,451
  Distribution fee - Class A                       634,232
  Distribution fee - Class B                     1,406,430
  Distribution fee - Class C                       355,146
  Transfer agency                                  563,001
  Custodian                                         90,652
  Printing                                          74,531
  Registration                                      72,763
  Administrative                                    66,444
  Audit and legal                                   54,656
  Taxes                                             21,475
  Directors' fees                                   12,967
  Miscellaneous                                     29,219
  Total expenses                                                     5,757,967
  Net investment income                                              6,996,990

REALIZED AND UNREALIZED GAIN ON INVESTMENT
TRANSACTIONS
  Net realized gain on investment transactions                      98,182,628
  Net change in unrealized appreciation of investments
    and other assets less liabilities                                6,440,123
  Net gain on investment transactions                              104,622,751

NET INCREASE IN NET ASSETS FROM OPERATIONS                        $111,619,741


See notes to financial statements.


10



STATEMENT OF CHANGES IN NET ASSETS              ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

                                              SIX MONTHS ENDED     YEAR ENDED
                                               APRIL 30, 1997      OCTOBER 31,
                                                 (UNAUDITED)          1996
                                              ----------------   --------------
INCREASE IN NET ASSETS FROM OPERATIONS
  Net investment income                          $  6,996,990    $  10,962,043
  Net realized gain on investment
    transactions                                   98,182,628      111,164,477
  Net change in unrealized appreciation of
    investments and other assets
    less liabilities                                6,440,123       18,743,701
  Net increase in net assets from operations      111,619,741      140,870,221

DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS FROM:
  Net investment income
    Class A                                        (4,918,928)      (8,958,676)
    Class B                                        (1,384,106)      (1,957,466)
    Class C                                          (348,444)        (514,681)
    Advisor Class                                      (4,439)              -0-
  Net realized gain on investments
    Class A                                       (69,814,848)     (35,016,914)
    Class B                                       (30,538,252)     (10,843,381)
    Class C                                        (7,901,806)      (2,808,344)
    Advisor Class                                     (45,499)              -0-

CAPITAL STOCK TRANSACTIONS
  Net increase                                    188,765,440      138,335,936
  Total increase                                  185,428,859      219,106,695

NET ASSETS
  Beginning of year                               849,857,154      630,750,459
  End of period                                $1,035,286,013     $849,857,154


See notes to financial statements.


11



NOTES TO FINANCIAL STATEMENTS
APRIL 30, 1997 (UNAUDITED)                      ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE A: SIGNIFICANT ACCOUNTING POLICIES
Alliance Growth and Income Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as a diversified, open-end management investment company. On April 15, 1996 the Board of Directors approved the creation of a fourth class of shares, Advisor Class shares. The Fund offers Class A, Class B, Class C and Advisor Class shares. Class A shares are sold with a front-end sales charge of up to 4.25% for purchases not exceeding $1,000,000. With respect to purchases of $1,000,000 or more, Class A shares redeemed within one year of purchase will be subject to a contingent deferred sales charge of 1%. Class B shares are sold with a contingent deferred sales charge which declines from 4% to zero depending on the period of time the shares are held. Class B shares will automatically convert to Class A shares eight years after the end of the calendar month of purchase. Class C shares purchased on or after July 1, 1996 are subject to a contingent deferred sales charge of 1% on redemptions made within the first year after purchase. Advisor Class shares are sold without an initial or contingent deferred sales charge and are not subject to ongoing distribution expenses. Advisor Class shares are offered to investors participating in fee-based programs and to certain retirement plan accounts. All four classes of shares have identical voting, dividend, liquidation and other rights, and the same terms and conditions, except that each class bears different distribution expenses and has exclusive voting rights with respect to its distribution plan. The following is a summary of significant accounting policies followed by the Fund.

1. SECURITY VALUATION
Portfolio securities traded on national securities exchanges are valued at the last sales price, or, if no sale occurred, at the mean of the bid and asked price at the regular close of that exchange. Over-the-counter securities are valued at the mean of the closing bid and asked price. Securities for which current market quotations are not readily available (including investments which are subject to limitations as to their sale) are valued at fair value as determined in good faith by the Board of Directors. In determining fair value, consideration is given to cost, operating and other financial data. Securities which mature in 60 days or less are valued at amortized cost, which approximates market value. The ability of issuers of debt securities held by the Fund to meet their obligations may be affected by economic developments in a specific industry or region.

2. TAXES
It is the Fund's policy to meet the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its investment company taxable income and net realized gains, if any, to shareholders. Therefore, no provisions for federal income or excise taxes are required.

3. INVESTMENT INCOME AND INVESTMENT TRANSACTIONS
Dividend income is recorded on the ex-dividend date. Interest income is accrued daily. Investment transactions are accounted for on the date securities are purchased or sold. Investment gains and losses are determined on the identified cost basis. The Fund accretes discounts as adjustments to interest income.

4. DIVIDENDS AND DISTRIBUTIONS
Dividends and distributions to shareholders are recorded on the ex-dividend date and are determined in accordance with income tax regulations.

For federal income tax purposes, the Fund's distributions of income and capital gains are subject to recharacterization, which may include a tax return of capital, at the end of the year to reflect the final investment results for that year.


NOTE B: ADVISORY FEE AND OTHER TRANSACTIONS WITH AFFILIATES
Under the terms of an advisory agreement, the Fund pays Alliance Capital Management L.P., (the "Adviser"), an advisory fee at an annual rate of 0.625% of the first $200 million, 0.50% of the next $200 million and 0.45% in excess of $400 million of the average daily net assets of the Fund. Such fee is accrued daily and paid monthly. Pursuant to the advisory agreement, the Fund paid $66,444 to the Adviser representing the cost of certain legal and accounting services provided to the Fund by the Adviser for the six months ended April 30, 1997.


12



                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

The Fund has a Transfer Agency Agreement with Alliance Fund Services, Inc., (a wholly-owned subsidiary of the Adviser), to provide personnel and facilities to perform transfer agency services for the Fund. Compensation under this agreement amounted to $407,918 for the six months ended April 30, 1997. Alliance Fund Distributors, Inc. (a wholly-owned subsidiary of the Adviser) serves as the Distributor of the Fund's shares. The Distributor received front-end sales charges of $59,135 from the sale of Class A shares and $179,608 and $11,325 in contingent deferred sales charges imposed upon redemptions by shareholders of Class B and Class C shares, respectively, for the six months ended April 30, 1997.

Brokerage commissions paid on securities transactions for the six months ended April 30, 1997 amounted to $1,233,633, none of which was paid to Donaldson, Lufkin & Jenrette Securities Corp. ("DLJ"), an affiliate of the Adviser.


NOTE C: DISTRIBUTION SERVICES AGREEMENT
The Fund has adopted a Distribution Services Agreement (the "Agreement") pursuant to Rule 12b-1 under the Investment Company Act of 1940. Under the Agreement, the Fund pays a distribution fee to the Distributor at an annual rate of up to 0.30% of the Fund's average daily net assets attributable to the Class A shares and 1% of the average daily net assets attributable to Class B and Class C shares. There is no distribution fee on Advisor Class shares. The fees are accrued daily and paid monthly. The Agreement provides that the Distributor will use such payments in their entirety for distribution assistance and promotional activities. The Distributor has incurred expenses in excess of the distribution costs reimbursed by the Fund in the amount of $8,147,558 and $1,187,336 for Class B and Class C shares, respectively; such costs may be recovered from the Fund in future periods so long as the Agreement is in effect. In accordance with the Agreement, there is no provision for recovery of unreimbursed distribution costs, incurred by the Distributor, beyond the current fiscal year for Class A shares. The Agreement also provides that the Adviser may use its own resources to finance the distribution of the Fund's shares.


NOTE D: INVESTMENT TRANSACTIONS
Purchases and sales of investment securities (excluding short-term investments and U.S. government securities) aggregated $591,147,616 and $509,021,051, respectively, for the six months ended April 30, 1997. There were no purchases or sales of U.S. government and government agency obligations for the six months ended April 30, 1997.

At April 30, 1997, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes. Accordingly, gross unrealized appreciation of investments was $138,810,062 and gross unrealized depreciation of investments was $26,655,447, resulting in net unrealized appreciation of $112,154,615. The Fund may be able to use up to $2,891,436 of Alliance Convertible Fund's (which was acquired in 1991) capital loss carryforward, to offset future realized gains which expires in 1998.

OPTION TRANSACTIONS
For hedging purposes, the Fund purchases and writes (sells) put and call options on U.S. and foreign government securities and foreign currencies that are traded on U.S. and foreign securities exchanges and over-the-counter markets.

The risk associated with purchasing an option is that the Fund pays a premium whether or not the option is exercised. Additionally, the Fund bears the risk of loss of premium and change in market value should the counterparty not perform under the contract. Put and call options purchased are accounted for in the same manner as portfolio securities. The cost of securities acquired through the exercise of call options is increased by premiums paid. The proceeds from securities sold through the exercise of put options are decreased by the premiums paid.


13



NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

When the Fund writes an option, the premium received by the Fund is recorded as a liability and is subsequently adjusted to the current market value of the option written. Premiums received from writing options which expire unexercised are recorded by the Fund on the expiration date as realized gains from option transactions. The difference between the premium and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is also treated as a realized gain, or if the premium is less than the amount paid for the closing purchase transaction, as a realized loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security or currency in determining whether the Fund has realized a gain or loss. If a put option is exercised, the premium reduces the cost basis of the security or currency purchased by the Fund. In writing an option, the Fund bears the market risk of an unfavorable change in the price of the security or currency underlying the written option. Exercise of an option written by the Fund could result in the Fund selling or buying a security or currency at a price different from the current market value.

For the six months ended April 30, 1997, the Fund did not engage in any options transactions.


14



                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE E: CAPITAL STOCK
There are 1,350,000,000 shares of $0.01 par value capital stock authorized, divided into four classes, designated Class A, Class B, Class C and Advisor Class shares. Class A consists of 450,000,000 shares, Class B of 225,000,000, Class C of 225,000,000 and Advisor Class of 450,000,000. Transactions in capital stock were as follows:

                               SHARES                         AMOUNT
                    ---------------------------  ------------------------------
                   SIX MONTHS ENDED  YEAR ENDED  SIX MONTHS ENDED  YEAR ENDED
                     APRIL 30, 1997  OCTOBER 31, APRIL 30, 1997    OCTOBER 31,
                      (UNAUDITED)       1996       (UNAUDITED)        1996
                     ------------  ------------  --------------  --------------
CLASS A
Shares sold           17,225,901    20,905,586    $ 51,747,178    $ 59,170,697
Shares issued in
  reinvestment of
  dividends and
  distributions       19,788,311    11,954,453      57,106,981      31,791,651
Shares converted
  from Class B         2,541,999     1,815,203       7,643,560       5,221,368
Shares redeemed      (13,216,207)  (19,840,417)    (39,644,794)    (55,989,608)
Net increase          26,340,004    14,834,825    $ 76,852,925    $ 40,194,108

CLASS B
Shares sold           30,862,828    36,536,109    $ 92,042,380    $102,742,616
Shares issued in
  reinvestment of
  dividends and
  distributions        9,233,577     4,052,450      26,546,177      10,727,979
Shares converted
  to Class A          (2,551,776)   (1,824,728)     (7,643,560)     (5,221,368)
Shares redeemed       (6,289,948)  (10,761,214)    (18,811,121)    (30,355,431)
Net increase          31,254,681    28,002,617    $ 92,133,876    $ 77,893,796

CLASS C
Shares sold            7,335,339    10,295,296    $ 22,001,763    $ 29,011,135
Shares issued in
  reinvestment of
  dividends and
   distributions       2,245,107       951,608       6,454,819       2,529,282
Shares redeemed       (3,486,790)   (4,017,599)    (10,465,916)    (11,379,623)
Net increase           6,093,656     7,229,305    $ 17,990,666    $ 20,160,794


                                  OCT. 2,1996(A)                 OCT. 2,1996(A)
                                        TO                             TO
                                   OCT. 31,1996                  OCT. 31,1996
                                  --------------                 --------------
ADVISOR CLASS
Shares sold              584,106        29,058    $  1,765,653    $     87,238
Shares issued in
  reinvestment of
  dividends and
  distributions           16,626            -0-         47,873              -0-
Shares redeemed           (8,556)           -0-        (25,553)             -0-
Net increase             592,176        29,058    $  1,787,973    $     87,238


(a)  Commencement of distribution.


15



NOTES TO FINANCIAL STATEMENTS (CONTINUED)       ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

NOTE F: SUBSEQUENT DEVELOPMENTS
At a Special Meeting of Shareholders of the Fund held on March 27, 1997, the Shareholders approved a change in fundamental investment policies of the Fund to allow the Fund to purchase and sell financial forward and futures contracts and options thereon. The Shareholders also approved the adoption by the Fund of non-fundamental investment policies, which may be changed by the Board of Directors of the Fund without a shareholder vote, governing the use of these financial forward and futures contracts and options thereon. These policies provide that the Fund will enter into such transactions for hedging purposes only, and will not enter into any futures contract or option thereon if immediately thereafter the market values of the outstanding futures contracts of the Fund and the futures contracts subject to outstanding options written by the Fund would exceed 50% of the Fund's total assets. The Fund may not purchase or sell a stock index futures contract if immediately thereafter more than 30% of its total assets would be hedged with stock index futures. Finally, the Fund will not purchase or sell a stock index future contract if immediately thereafter the sum of the amount of margin deposits on the Fund's existing future positions would exceed 5% of the market value of the Fund's total assets.


16



FINANCIAL HIGHLIGHTS                            ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            CLASS A
                                          --------------------------------------------------------------------------
                                            SIX MONTHS
                                               ENDED
                                              APRIL 30,                     YEAR ENDED OCTOBER 31,
                                               1997        ---------------------------------------------------------
                                            (UNAUDITED)      1996        1995        1994        1993        1992
                                          ---------------  ---------  ----------  ----------  ----------  ----------
Net asset value, beginning of year            $  3.00       $  2.71     $  2.35     $  2.61     $  2.48     $  2.52

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .03(a)        .05         .02         .06         .06         .06
Net realized and unrealized gain
  (loss) of investment transactions               .36           .50         .52        (.08)        .29         .11
Net increase (decrease) in net
  asset value from operations                     .39           .55         .54        (.02)        .35         .17

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.03)         (.05)       (.06)       (.06)       (.06)       (.06)
Distributions from net realized gains            (.38)         (.21)       (.12)       (.18)       (.16)       (.15)
Total dividends and distributions                (.41)         (.26)       (.18)       (.24)       (.22)       (.21)
Net asset value, end of period                $  2.98       $  3.00     $  2.71     $  2.35     $  2.61     $  2.48

TOTAL RETURN
Total investment return based on net
  asset value (b)                               13.29%        21.51%      24.21%       (.67)%     14.98%       7.23%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $628,306      $553,151    $458,158    $414,386    $459,372    $417,018
Ratio of expenses to average net assets           .91%(c)       .97%       1.05%       1.03%       1.07%       1.09%
Ratio of net investment income to
  average net assets                             1.76%(c)      1.73%       1.88%       2.36%       2.38%       2.63%
Portfolio turnover rate                            55%           88%        142%         68%         91%        104%
Average commission rate (d)                    $.0585        $.0625          --          --          --          --


See footnote summary on page 20.


17



FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                                            CLASS B
                                          -------------------------------------------------------------------------
                                             SIX MONTHS
                                               ENDED
                                              APRIL 30,                      YEAR ENDED OCTOBER 31,
                                               1997        ---------------------------------------------------------
                                            (UNAUDITED)      1996        1995        1994        1993        1992
                                          ---------------  ---------  ----------  ----------  ----------  ----------
Net asset value, beginning of year            $  2.99       $  2.69     $  2.34     $  2.60     $  2.47     $  2.52

INCOME FROM INVESTMENT OPERATIONS
Net investment income                             .01(a)        .03         .01         .04         .05         .04
Net realized and unrealized gain (loss)
of investment transactions                        .36           .51         .49        (.08)        .28         .11
Net increase (decrease) in net asset
value from operations                             .37           .54         .50        (.04)        .33         .15

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income             (.02)         (.03)       (.03)       (.04)       (.04)       (.05)
Distributions from net realized gains            (.38)         (.21)       (.12)       (.18)       (.16)       (.15)
Total dividends and distributions                (.40)         (.24)       (.15)       (.22)       (.20)       (.20)
Net asset value, end of period                $  2.96       $  2.99     $  2.69     $  2.34     $  2.60     $  2.47

TOTAL RETURN
Total investment return based on net
asset value (b)                                 12.60%        21.20%      22.84%      (1.50)%     14.22%       6.22%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $326,163      $235,263    $136,758    $102,546     $76,633    $29,656
Ratio of expenses to average net assets          1.72%(c)      1.78%       1.86%       1.85%       1.90%      1.90%
Ratio of net investment income to
average net assets                                .96%(c)       .91%       1.05%       1.56%       1.58%      1.69%
Portfolio turnover rate                            55%           88%        142%         68%         91%       104%
Average commission rate (d)                    $.0585        $.0625          --          --          --         --


See footnote summary on page 20.


18



                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD

                                                                          CLASS C
                                             SIX MONTHS                                            MAY 3, 1993(E)
                                                ENDED                YEAR ENDED OCTOBER 31,              TO
                                            APRIL 30,1997  ---------------------------------------   OCTOBER 31,
                                             (UNAUDITED)      1996          1995          1994          1993
                                          ---------------  ----------   ------------   -----------  -------------
Net asset value, beginning of period         $  2.99       $  2.70       $  2.34       $  2.60       $  2.43

INCOME FROM INVESTMENT OPERATIONS
Net investment income                            .01(a)        .03           .01           .04           .02
Net realized and unrealized gain (loss)
on investment transactions                       .37           .50           .50          (.08)          .17
Net increase (decrease) in net asset
value from operations                            .38           .53           .51          (.04)          .19

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income            (.02)         (.03)         (.03)         (.04)         (.02)
Distributions from net realized gains           (.38)         (.21)         (.12)         (.18)           -0-
Total dividends and distributions               (.40)         (.24)         (.15)         (.22)         (.02)
Net asset value, end of period                 $2.97         $2.99         $2.70         $2.34         $2.60

TOTAL RETURN
Total investment return based on net
asset value (b)                                12.98%        20.72%        23.30%        (1.50)%       7.85%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)    $78,967       $61,356       $35,835       $19,395       $7,774
Ratio of expenses to average net assets         1.70%(c)      1.76%         1.84%         1.84%        1.96%(c)
Ratio of net investment income to
average net assets                               .97%(c)       .93%         1.04%         1.61%        1.45%(c)
Portfolio turnover rate                           55%           88%          142%           68%          91%
Average commission rate (d)                   $.0585        $.0625            --            --           --


See footnote summary on page 20.


19



FINANCIAL HIGHLIGHTS (CONTINUED)                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

SELECTED DATA FOR A SHARE OF CAPITAL STOCK OUTSTANDING THROUGHOUT EACH PERIOD


                                                         ADVISOR CLASS
                                               -------------------------------
                                                 SIX MONTHS         OCTOBER 2,
                                                   ENDED           1996(E) TO
                                               APRIL 30, 1997      OCTOBER 31,
                                                (UNAUDITED)           1996
                                               --------------    -------------
Net asset value, beginning of period               $  3.00           $  2.97

INCOME FROM INVESTMENT OPERATIONS
Net investment income (a)                              .03                -0-
Net realized and unrealized gain
  on investment transactions                           .36               .03
Net increase in net asset
value from operations                                  .39              3.00

LESS: DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income                  (.03)               -0-
Distributions from net realized gains                 (.38)               -0-
Total dividends and distributions                     (.41)               -0-
Net asset value, end of period                     $  2.98           $  3.00

TOTAL RETURN
Total investment return based on net
  asset value (b)                                    13.46%             1.01%

RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (000's omitted)           $1,850               $87
Ratio of expenses to average net assets (c)            .75%              .37%
Ratio of net investment income to
  average net assets (c)                              1.95%             3.40%
Portfolio turnover rate                                 55%               88%
Average commission rate (d)                         $.0585            $.0625


(a)  Based on average shares outstanding.

(b) Total investment return is calculated assuming an initial investment made at the net asset value at the beginning of the period, reinvestment of all dividends and distribution at net asset value during the period, and redemption on the last day of the period. Initial sales charge or contingent deferred sales charge is not reflected in the calculation of total investment return. Total investment return calculated for a period of less than one year is not annualized.

(c)  Annualized.

(d) For fiscal years beginning on or after September 1, 1995, a fund is required to disclose its average commission rate per share for trades on which commissions are charged.

(e)  Commencement of distribution.


20



                                                ALLIANCE GROWTH AND INCOME FUND
_______________________________________________________________________________

BOARD OF DIRECTORS
JOHN D. CARIFA, CHAIRMAN AND PRESIDENT
RUTH BLOCK (1)
DAVID H. DIEVLER (1)
JOHN H. DOBKIN (1)
WILLIAM H. FOULK, JR. (1)
DR. JAMES M. HESTER (1)
CLIFFORD L. MICHEL (1)
DONALD J. ROBINSON (1)

OFFICERS
KATHLEEN CORBET, SENIOR VICE PRESIDENT
PAUL RISSMAN, SENIOR VICE PRESIDENT
THOMAS BARDONG, VICE PRESIDENT
DANIEL V. PARKER, VICE PRESIDENT
EDMUND P. BERGAN, JR., SECRETARY
MARK D. GERSTEN, TREASURER & CHIEF FINANCIAL OFFICER
VINCENT S. NOTO, CONTROLLER

CUSTODIAN
STATE STREET BANK & TRUST COMPANY
225 Franklin Street
Boston, MA 02110

PRINCIPAL UNDERWRITER
ALLIANCE FUND DISTRIBUTORS, INC.
1345 Avenue of the Americas
New York, NY 10105

LEGAL COUNSEL
SEWARD & KISSEL
One Battery Park Plaza
New York, NY 10004

TRANSFER AGENT
ALLIANCE FUND SERVICES, INC.
P.O. Box 1520
Secaucus, NJ 07096-1520
Toll-Free 1-(800)-221-5672

INDEPENDENT ACCOUNTANTS
PRICE WATERHOUSE LLP
1177 Avenue of the Americas
New York, NY 10036


(1)  Member of the Audit Committee.

     The financial information included herein is taken from the records of the Fund without audit by independent accountants who do not express an opinion thereon.


21



THE ALLIANCE FAMILY OF MUTUAL FUNDS
_______________________________________________________________________________

FIXED INCOME
Alliance Bond Fund
    U.S. Government Portfolio
    Corporate Bond Portfolio
Alliance Global Dollar Government Fund
Alliance Global Strategic Income Trust
Alliance High Yield Fund
Alliance Mortgage Securities Income Fund
Alliance Limited Maturity Government Fund
Alliance Multi-Market Strategy Trust
Alliance North American Government Income Trust
Alliance Short-Term Multi-Market Trust
Alliance Short-Term U.S. Government Fund
Alliance World Income Trust

TAX-FREE INCOME
Alliance Municipal Income Fund
    California Portfolio
    Insured California Portfolio
    Insured National Portfolio
    National Portfolio
    New York Portfolio
Alliance Municipal Income Fund II
    Arizona Portfolio
    Florida Portfolio
    Massachusetts Portfolio
    Michigan Portfolio
    Minnesota Portfolio
    New Jersey Portfolio
    Ohio Portfolio
    Pennsylvania Portfolio
    Virginia Portfolio

MONEY MARKET
AFD Exchange Reserves

GROWTH
The Alliance Fund
Alliance Global Small Cap Fund
Alliance Growth Fund
Alliance Premier Growth Fund
Alliance/Regent Sector Opportunity Fund

GROWTH & INCOME
Alliance Strategic Balanced Fund
Alliance Balanced Shares
Alliance Conservative Investors Fund
Alliance Growth & Income Fund
Alliance Growth Investors Fund
Alliance Income Builder Fund
Alliance Real Estate Investment Fund
Alliance Utility Income Fund

AGGRESSIVE GROWTH
Alliance Quasar Fund
Alliance Technology Fund

INTERNATIONAL
Alliance All-Asia Investment Fund
Alliance International Fund
Alliance New Europe Fund
Alliance Worldwide Privatization Fund

CLOSED-END FUNDS
Alliance All-Market Advantage Fund
Alliance Global Environment Fund
ACM Government Income Fund
ACM Government Opportunity Fund
ACM Government Securities Fund
ACM Government Spectrum Fund
ACM Managed Dollar Income Fund
ACM Managed Income Fund
ACM Municipal Securities Income Fund
Alliance World Dollar Government Fund
Alliance World Dollar Government Fund II
The Austria Fund
The Korean Investment Fund
The Spain Fund
The Southern Africa Fund

CASH MANAGEMENT SERVICES
ACM Institutional Reserves
    Government Portfolio
    Prime Portfolio
    Tax-Free Portfolio
    Trust Portfolio
Alliance Capital Reserves
Alliance Government Reserves
Alliance Insured Account
Alliance Money Reserves
Alliance Municipal Trust
    California Portfolio
    Connecticut Portfolio
    Florida Portfolio
    General Portfolio
    Massachusetts Portfolio
    New Jersey Portfolio
    New York Portfolio
    Virginia Portfolio
Alliance Treasury Reserves
Alliance Money Market Fund
    Prime Portfolio
    Government Portfolio
    General Municipal Portfolio


22



ALLIANCE GROWTH AND INCOME FUND
1345 Avenue of the Americas
New York, NY 10105
(800) 221-5672

ALLIANCE CAPITAL

THIS REPORT IS INTENDED SOLELY FOR DISTRIBUTION TO CURRENT SHAREHOLDERS OF THE FUND.

R THESE REGISTERED SERVICE MARKS USED UNDER LICENSE FROM THE OWNER, ALLIANCE CAPITAL MANAGEMENT L.P.

GTHSR